CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional paid-in capital Preferred shares	Additional paid-in capital Ordinary shares	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 07, 2024
Beginning balance, shares at Feb. 07, 2024
Founders - Preferred shares			1			1
Founders Preferred shares. shares	38,090,000
Founders – Ordinary shares		$ 683		42,195		42,878
Founders Ordinary shares, shares		68,314,280
Third Party – Ordinary shares		$ 1,368		81,309		82,677
Third Party Ordinary shares, shares		136,785,720
Net loss					(8,482)	(8,482)
Ending balance, value at Jun. 30, 2024		$ 2,051	1	123,504	(8,482)	117,074
Ending balance, shares at Jun. 30, 2024	38,090,000	205,100,000
Net loss					(97,643)	(97,643)
Ending balance, value at Jun. 30, 2025		$ 2,051	1	123,504	(106,125)	19,431
Ending balance, shares at Jun. 30, 2025	38,090,000	205,100,000
Shares issued for cash		$ 19		470,981		471,000
Shares issued for cash, shares		1,884,000
Net loss					(82,698)	(82,698)
Shares repurchase			(1)			(1)
Shares repurchase, shares	(32,230,000)
Ending balance, value at Jun. 30, 2026		$ 2,070		$ 594,485	$ (188,823)	$ 407,732
Ending balance, shares at Jun. 30, 2026	5,860,000	206,984,000